Advisor Managed Portfolios
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

April 29, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Advisor Managed Portfolios (the “Trust”)
File Nos.: 333-270997 and 811-23859
Patient Opportunity Trust S000082973

To the Commission:

On behalf of the Trust and pursuant to paragraph (k) of Rule 497 of the Securities Act of 1933, as amended, attached is the Summary Prospectus dated April 29, 2024, for the Patient Opportunity Trust which corresponds to the summary section of the Trust’s Post-Effective Amendment (“PEA”) No. 55 to its Registration Statement. PEA 55 to the Trust’s Registration Statement, which contains the Trust’s statutory prospectus with a summary section substantively matching this Summary Prospectus, was filed April 26, 2024.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at 480-964-6008 or ryan.charles1@usbank.com.

Sincerely,

/s/ Ryan Charles
Ryan Charles
Secretary
Advisor Managed Portfolios